Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Revenue	$ 48,451	$ 699,371
Operating expenses
Selling, general and administrative expenses	1,508,108	866,884
Loss from operations	(1,459,657)	(167,513)
Other income (expenses):
Other income	135	4,527
Other expenses	(1,518)	(5,454)
Interest income	215,276	46,172
Interest expense	(3)	(15,147)
Total other income	213,890	30,098
Loss before tax	(1,245,767)	(137,415)
Income tax		491
Net loss including noncontrolling interest	(1,245,767)	(137,906)
Less: loss attributable to noncontrolling interest	(13,901)	(39,814)
Net loss attributable to Dragon Victory	(1,231,866)	(98,092)
Other comprehensive income (loss):
Foreign currency translation income (loss)	282,273	(593,069)
Comprehensive loss including noncontrolling interest	(963,394)	(730,975)
Comprehensive loss attributable to noncontrolling interest	(13,901)	(10,128)
Comprehensive loss attributable to Dragon Victory	$ (949,493)	$ (720,847)
Loss per share attributable to Dragon Victory common stockholders
Basic	$ (0.11)	$ (0.01)
Diluted	$ (0.11)	$ (0.01)
Weighted average shares outstanding-Dragon Victory
Basic	11,421,393	11,421,393
Diluted	11,421,393	11,421,393